CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	4,639,643
Common stock, shares outstanding	4,639,643
Common stock subject to redemption | Digital Health Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	114,966	694,123
Temporary Equity, Shares Outstanding	114,966	694,123
Temporary equity, redemption price, (per share)	$ 11.15	$ 10.65
Common stock not subject to redemption | Digital Health Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	3,489,000	3,462,000
Common stock, shares outstanding	3,489,000	3,462,000